Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 09, 2014 [NasdaqStaffDelistingDeterminationRegardingComplianceWithListingRule5550Member]	Dec. 31, 2014 [SaleOfFourVesselsUnderPiraeusBankExCpbCreditFacilitiesMember]	Mar. 05, 2014 [AgreementWithEstSafbulkPtyLtdMember]
Subsequent Event [Line Items]
Deadline to regain compliance with NASDAQ Listing Rule				April 28, 2014
Minimum Stockholders' Equity Not Maintained				$ 2,500
Agreement date for sale of vessels					February 12, 2014
Closing date of delivery and settlment agreement					March 11, 2014
Outstanding debt and accrued interest discharged					145,597
Gain from sale of vessels	0	(15,590)	0		85,443
Liabilities released						$ 9,637